John Hancock Core Plus Bond ETF Expense Example - John Hancock Core Plus Bond ETF - N/A	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	$ 159